Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Cash Flow Hedges (Detail) - Cash Flow Hedges [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	$ 3,032,759	$ 3,666,106
Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value		610,478
1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,204,559
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,374,656	606,337
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	1,244,732
3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
Interest rate risk [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(390,969)	(333,410)
Interest rate risk [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	390,969	333,410
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	194,708	92,338
Interest rate risk [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	585,677	425,748
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(585,677)	(425,748)
Interest rate risk [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(194,708)	(92,338)
Interest rate risk [member] | Up to one month [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,881	(1,092)
Interest rate risk [member] | Up to one month [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,881)	1,092
Interest rate risk [member] | Up to one month [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,881	7,593
Interest rate risk [member] | Up to one month [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		8,685
Interest rate risk [member] | Up to one month [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(8,685)
Interest rate risk [member] | Up to one month [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(1,881)	(7,593)
Interest rate risk [member] | 1 month to 3 months [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,957	(7,225)
Interest rate risk [member] | 1 month to 3 months [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(26,957)	7,225
Interest rate risk [member] | 1 month to 3 months [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	46,623	25,692
Interest rate risk [member] | 1 month to 3 months [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,666	32,917
Interest rate risk [member] | 1 month to 3 months [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(19,666)	(32,917)
Interest rate risk [member] | 1 month to 3 months [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(46,623)	(25,692)
Interest rate risk [member] | 3 months to 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(415,023)	(275,785)
Interest rate risk [member] | 3 months to 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	415,023	275,785
Interest rate risk [member] | 3 months to 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,074	15,635
Interest rate risk [member] | 3 months to 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	485,097	291,420
Interest rate risk [member] | 3 months to 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(485,097)	(291,420)
Interest rate risk [member] | 3 months to 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(70,074)	(15,635)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,961	(49,308)
Interest rate risk [member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(37,961)	49,308
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	63,596	43,418
Interest rate risk [member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,635	92,726
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(25,635)	(92,726)
Interest rate risk [member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(63,596)	$ (43,418)
Interest rate risk [member] | 3 - 5 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,812
Interest rate risk [member] | 3 - 5 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(5,812)
Interest rate risk [member] | 3 - 5 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,534
Interest rate risk [member] | 3 - 5 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,722
Interest rate risk [member] | 3 - 5 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(6,722)
Interest rate risk [member] | 3 - 5 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(12,534)
Interest rate risk [member] | More than 5 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(48,557)
Interest rate risk [member] | More than 5 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
Interest rate risk [member] | More than 5 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
Interest rate risk [member] | More than 5 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ (48,557)